Summary of Significant Accounting Policies (Details)	12 Months Ended
Oct. 31, 2011
Income taxes [Abstract]
Threshold of a tax position will be sustained upon examination, minimum (in hundredths)	50.00%
Derivative financial instruments [Abstract]
Planning cycle of anticipated cash inflows to be hedged (in months)	12M
Buildings [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment, minimum	25
Useful lives of property, plant and equipment, maximum	40
Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment, minimum	3
Useful lives of property, plant and equipment, maximum	20
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment, minimum	3
Useful lives of property, plant and equipment, maximum	10
Computer systems [Member]
Property, Plant and Equipment [Line Items]
Useful lives of property, plant and equipment, minimum	3
Useful lives of property, plant and equipment, maximum	7